Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives Instruments [Abstract]
Schedule of derivative instruments
		Year ended December 31,
		2015	2014	2013
Derivatives designated as cash flow hedging instruments :	Line Item in Statement of Operations
Foreign currency derivatives	Cost of revenues	$32	$-	$-
Foreign currency derivatives	Sales and marketing	$60	$-	$-
Foreign currency derivatives	General and administrative	$32	$-	$-
Total expenses		$124	$-	$-